Unaudited Condensed Consolidated Interim Statement of Changes in Equity - GBP (£) £ in Millions		Total		Called-up share capital [member]	Share premium account [member]	Other reserves [member]	Own shares [member]	Retained earnings [member]	Total equity shareholder's funds [member]		Non-controlling interests [member]
Beginning balance at Dec. 31, 2019		£ 8,415.8		£ 132.8	£ 570.3	£ (169.9)	£ (1,178.7)	£ 8,689.9	£ 8,044.4		£ 371.4
Share cancellations		(281.2)		(3.2)		3.2		(281.2)	(281.2)
Treasury share allocations							0.5	(0.5)
Profit for the period	[1]	(3,185.0)						(3,216.0)	(3,216.0)		31.0
Exchange adjustments on foreign currency net investments		412.3	[1]			394.2			394.2	[1]	18.1	[1]
Exchange adjustments recycled to the income statement on disposal of discontinued operations		(15.4)	[1]			(15.4)			(15.4)
Movements on equity investments held at fair value through other comprehensive income		(102.4)	[1]					(102.4)	(102.4)
Other comprehensive (loss)/income	[1]	294.5				378.8		(102.4)	276.4		18.1
Total comprehensive (loss)/income	[1]	(2,890.5)				378.8		(3,318.4)	(2,939.6)		49.1
Dividends paid		(40.1)									(40.1)
Non-cash share-based incentive plans (including share options)		30.6						30.6	30.6
Tax adjustment on share-based payments		2.6						2.6	2.6
Net movement in own shares held by ESOP Trusts		(0.4)					53.9	(54.3)	(0.4)
Recognition/remeasurement of financial instruments	[1]	35.1				67.9		(32.8)	35.1
Share purchases – close period commitments	[2]	252.3				252.3			252.3
Acquisition and disposal of subsidiaries	[3]	(64.7)						(52.7)	(52.7)		(12.0)
End of year at Jun. 30, 2020		5,459.5		129.6	570.3	532.3	(1,124.3)	4,983.2	5,091.1		368.4
Beginning balance at Dec. 31, 2020		5,166.4		129.6	570.3	196.0	(1,118.3)	5,070.7	4,848.3		318.1
Share cancellations		(248.1)		(2.6)		2.6		(248.1)	(248.1)
Treasury share allocations							3.7	(3.7)
Profit for the period		287.3						252.7	252.7		34.6
Exchange adjustments on foreign currency net investments		(101.5)				(96.0)			(96.0)		(5.5)
Movements on equity investments held at fair value through other comprehensive income		27.2						27.2	27.2
Other comprehensive (loss)/income		(74.3)				(96.0)		27.2	(68.8)		(5.5)
Total comprehensive (loss)/income		213.0				(96.0)		279.9	183.9		29.1
Dividends paid		(74.5)									(74.5)
Non-cash share-based incentive plans (including share options)		43.9						43.9	43.9
Tax adjustment on share-based payments		(4.6)						(4.6)	(4.6)
Net movement in own shares held by ESOP Trusts		(49.5)					(0.2)	(49.3)	(49.5)
Recognition/remeasurement of financial instruments		(146.2)				(146.0)		(0.2)	(146.2)
Acquisition and disposal of subsidiaries	[3]	(97.8)						(136.5)	(136.5)		38.7
End of year at Jun. 30, 2021		£ 4,802.6		£ 127.0	£ 570.3	£ (43.4)	£ (1,114.8)	£ 4,952.1	£ 4,491.2		£ 311.4

[1]	Figures have been restated as described in the accounting policies.
[2]	During 2019, the Company entered into an arrangement with a third party to conduct share buybacks on its behalf in the close period commencing on 2 January 2020 and ending on 27 February 2020, in accordance with UK listing rules. The commitment resulting from this agreement constituted a liability at 31 December 2019 and was recognised as a movement in other reserves in the year ended 31 December 2019. As the close period ended on 27 February 2020 the movement in other reserves has been reversed in the period ended 30 June 2020.
[3]	Acquisitions and disposals of subsidiaries represents movements in retained earnings and non-controlling interests arising from changes in ownership of existing subsidiaries and recognition of non-controlling interests on new acquisitions.